Shareholder Report, Average Annual Return (Details)		12 Months Ended	22 Months Ended	60 Months Ended	62 Months Ended	82 Months Ended	89 Months Ended	113 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000181155 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at POP
Average Annual Return, Percent	[1],[2]	5.62%		7.44%					8.72%
C000181160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at POP
Average Annual Return, Percent	[3],[4]	0.65%		(0.37%)					1.86%
C000181168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Yield Fund (Class A/HYPSX) at POP
Average Annual Return, Percent	[5],[6]	3.13%		2.83%					5.35%
C000181173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at POP
Average Annual Return, Percent	[7],[8]	0.85%		0.00%					1.61%
C000181187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Total Return Bond Fund (Class A/CBPSX) at POP
Average Annual Return, Percent	[9],[10]	2.63%		(1.68%)					1.31%
C000181196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at POP
Average Annual Return, Percent	[11],[12]	10.79%		8.24%					9.05%
C000181209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at POP
Average Annual Return, Percent	[13],[14]	12.32%		14.10%					15.63%
C000181219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Fund (Class A/SCIIX) at POP
Average Annual Return, Percent	[15],[16]	3.38%		(0.15%)					6.56%
C000181224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at POP
Average Annual Return, Percent	[17],[18]	3.90%		(1.42%)					15.00%
C000181226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at POP
Average Annual Return, Percent	[19],[20]	(4.51%)		6.18%					7.01%
C000181238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Core Bond Fund (Class A/STGIX) at POP
Average Annual Return, Percent	[21],[22]	2.38%		(1.63%)					1.31%
C000181247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at POP
Average Annual Return, Percent	[23],[24]	2.59%		5.19%					4.61%
Without Sales Load [Member] | C000181158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Large-Cap Value Equity Fund (Class R6/STVZX) at NAV
Average Annual Return, Percent	[25]	12.38%		9.23%					9.91%
Without Sales Load [Member] | C000181157 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Large-Cap Value Equity Fund (Class I/STVTX) at NAV
Average Annual Return, Percent	[26]	12.08%		8.94%					9.62%
Without Sales Load [Member] | C000181156 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Large-Cap Value Equity Fund (Class C/SVIFX) at NAVand with CDSC
Average Annual Return, Percent	[27],[28]	11.25%		8.13%					8.81%
Without Sales Load [Member] | C000181155 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Large-Cap Value Equity Fund (Class A/SVIIX) at NAV
Average Annual Return, Percent	[29]	11.77%		8.66%					9.34%
Without Sales Load [Member] | C000181160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Grade Municipal Bond Fund (Class A/SFLTX) at NAV
Average Annual Return, Percent	[30]	3.50%		0.19%					2.14%
Without Sales Load [Member] | C000181161 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Grade Municipal Bond Fund (Class I/SCFTX) at NAV
Average Annual Return, Percent	[31]	3.65%		0.34%					2.30%
Without Sales Load [Member] | C000181170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Yield Fund (Class R6/HYIZX) at NAV
Average Annual Return, Percent	[32]	7.31%		3.92%				5.47%
Without Sales Load [Member] | C000181169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Yield Fund (Class I/SAMHX) at NAV
Average Annual Return, Percent	[33]	7.33%		3.81%					5.95%
Without Sales Load [Member] | C000181168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix High Yield Fund (Class A/HYPSX) at NAV
Average Annual Return, Percent	[34]	7.15%		3.62%					5.75%
Without Sales Load [Member] | C000181173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class A/SISIX) at NAV
Average Annual Return, Percent	[35]	3.70%		0.56%					1.89%
Without Sales Load [Member] | C000181174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Investment Grade Tax-Exempt Bond Fund (Class I/STTBX) at NAV
Average Annual Return, Percent	[36]	3.88%		0.70%					2.05%
Without Sales Load [Member] | C000181189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Total Return Bond Fund (Class R6/SAMZX) at NAV
Average Annual Return, Percent	[37]	7.02%		(0.54%)					2.09%
Without Sales Load [Member] | C000181188 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Total Return Bond Fund (Class I/SAMFX) at NAV
Average Annual Return, Percent	[38]	6.86%		(0.70%)					1.94%
Without Sales Load [Member] | C000181187 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Total Return Bond Fund (Class A/CBPSX) at NAV
Average Annual Return, Percent	[39]	6.63%		(0.93%)					1.70%
Without Sales Load [Member] | C000203236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class A/SSAGX) at NAV
Average Annual Return, Percent	[40]	5.13%		2.80%			2.40%
Without Sales Load [Member] | C000181192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class I/SIGVX) at NAV
Average Annual Return, Percent	[41]	5.39%		3.04%					2.24%
Without Sales Load [Member] | C000181193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (Class R6/SIGZX) at NAV
Average Annual Return, Percent	[42]	5.54%		3.21%				2.51%
Without Sales Load [Member] | C000181199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Mid-Cap Value Equity Fund (Class R6/SMVZX) at NAV
Average Annual Return, Percent	[43]	17.92%		10.03%					10.26%
Without Sales Load [Member] | C000181198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Mid-Cap Value Equity Fund (Class I/SMVTX) at NAV
Average Annual Return, Percent	[44]	17.66%		9.77%					9.99%
Without Sales Load [Member] | C000181197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Mid-Cap Value Equity Fund (Class C/SMVFX) at NAVand with CDSC
Average Annual Return, Percent	[45],[46]	16.76%		8.93%					9.17%
Without Sales Load [Member] | C000181196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Mid-Cap Value Equity Fund (Class A/SAMVX) at NAV
Average Annual Return, Percent	[47]	17.24%		9.47%					9.66%
Without Sales Load [Member] | C000181209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Large-Cap Growth Stock Fund (Class A/STCIX) at NAV
Average Annual Return, Percent	[48]	18.86%		15.40%					16.29%
Without Sales Load [Member] | C000181211 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Large-Cap Growth Stock Fund (Class I/STCAX) at NAV
Average Annual Return, Percent	[49]	19.05%		15.68%					16.59%
Without Sales Load [Member] | C000181212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Silvant Large-Cap Growth Stock Fund (Class R6/STCZX) at NAV
Average Annual Return, Percent	[50]	19.11%		15.78%					16.69%
Without Sales Load [Member] | C000181221 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Fund (Class R6/SCIZX) at NAV
Average Annual Return, Percent	[51]	9.74%		1.34%					7.52%
Without Sales Load [Member] | C000181220 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Fund (Class I/STITX) at NAV
Average Annual Return, Percent	[52]	9.66%		1.23%					7.42%
Without Sales Load [Member] | C000248388 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Fund (Class C/VSGEX) at NAVand with CDSC
Average Annual Return, Percent	[53],[54]	8.61%	(0.61%)
Without Sales Load [Member] | C000181219 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus SGA International Growth Fund (Class A/SCIIX) at NAV
Average Annual Return, Percent	[55]	9.39%		0.99%					7.16%
Without Sales Load [Member] | C000181224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Innovative Growth Stock Fund (Class A/SAGAX) at NAV
Average Annual Return, Percent	[56]	9.94%		(0.29%)					15.65%
Without Sales Load [Member] | C000181225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Innovative Growth Stock Fund (Class I/SCATX) at NAV
Average Annual Return, Percent	[57]	10.22%		(0.05%)					15.93%
Without Sales Load [Member] | C000224214 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Zevenbergen Innovative Growth Stock Fund (Class R6/VZGRX) at NAV
Average Annual Return, Percent	[58]	10.33%		0.06%	2.77%
Without Sales Load [Member] | C000211610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Small-Cap Value Equity Fund (Class R6/VVERX) at NAV
Average Annual Return, Percent	[59]	1.76%		8.05%		6.56%
Without Sales Load [Member] | C000181228 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Small-Cap Value Equity Fund (Class I/SCETX) at NAV
Average Annual Return, Percent	[60]	1.61%		7.76%					7.96%
Without Sales Load [Member] | C000181227 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Small-Cap Value Equity Fund (Class C/STCEX) at NAVand with CDSC
Average Annual Return, Percent	[61],[62]	0.61%		7.00%					7.21%
Without Sales Load [Member] | C000181226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Ceredex Small-Cap Value Equity Fund (Class A/SASVX) at NAV
Average Annual Return, Percent	[63]	1.05%		7.39%					7.62%
Without Sales Load [Member] | C000181238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Core Bond Fund (Class A/STGIX) at NAV
Average Annual Return, Percent	[64]	6.37%		(0.88%)					1.70%
Without Sales Load [Member] | C000181239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Core Bond Fund (Class I/STIGX) at NAV
Average Annual Return, Percent	[65]	6.51%		(0.76%)					1.83%
Without Sales Load [Member] | C000181240 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Core Bond Fund (Class R6/STGZX) at NAV
Average Annual Return, Percent	[66]	6.78%		(0.60%)					1.99%
Without Sales Load [Member] | C000181250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Floating Rate High Income Fund (Class R6/SFRZX) at NAV
Average Annual Return, Percent	[67]	5.80%		6.22%					5.34%
Without Sales Load [Member] | C000181249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Floating Rate High Income Fund (Class I/SAMBX) at NAV
Average Annual Return, Percent	[68]	5.83%		6.11%					5.23%
Without Sales Load [Member] | C000181248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Floating Rate High Income Fund (Class C/SFRCX) at NAVand with CDSC
Average Annual Return, Percent	[69],[70]	4.89%		5.17%					4.30%
Without Sales Load [Member] | C000181247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Virtus Seix Floating Rate High Income Fund (Class A/SFRAX) at NAV
Average Annual Return, Percent	[71]	5.49%		5.78%					4.90%
FT Wilshire 5000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Wilshire 5000 Index
Average Annual Return, Percent		17.13%		13.40%	15.17%	15.18%			14.45%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.25%		0.80%					2.34%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%		(0.36%)			2.10%	1.53%	2.01%
MSCI All Country World ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index (net)
Average Annual Return, Percent		32.39%	17.45%	7.91%					8.41%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		15.91%		11.33%					10.53%
ICE BofA U S High Yield BB B Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield BB-B Constrained Index
Average Annual Return, Percent		8.73%		4.11%				5.31%	6.05%
Bloomberg Municipal 1 15 Yr Blend 1 17 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Yr Blend (1-17) Index
Average Annual Return, Percent		5.18%		1.16%					2.27%
Bloomberg U S Treasury Bills 3 6 Months Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills 3-6 Months Index
Average Annual Return, Percent		4.32%		3.21%			2.73%	2.36%	2.25%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Average Annual Return, Percent		11.05%		9.83%					9.78%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		18.56%		15.32%					18.13%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
Average Annual Return, Percent		18.15%		14.59%	15.99%				17.59%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		12.59%		8.88%		8.00%			9.27%
S And P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index
Average Annual Return, Percent		5.94%		6.37%					5.78%

[1]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[7]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[9]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[17]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[25]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[26]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[27]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[28]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[29]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[30]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[31]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[32]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[33]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[34]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[35]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[36]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[37]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[38]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[39]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[40]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[41]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[42]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[43]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[44]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[45]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[46]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[47]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[48]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[49]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[50]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[51]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[52]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[53]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[54]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[55]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[56]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[57]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[58]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[59]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[60]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[61]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[62]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[63]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[64]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[65]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[66]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[67]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[68]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[69]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
[70]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[71]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.